Consolidated Statements of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Changes in Equity
Other comprehensive loss, tax expense/recovery	$ 1	$ 14
Dividends per common share declared	$ 2.6775	$ 2.5750